Inventories, Net - Narratives (Details) - Business Combinations - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Inventory
Lower inventory valuation if FIFO rather than LIFO		$ 336
Higher inventory valuation if FIFO rather than LIFO	$ 4,907